Interest rate benchmark reform - Detail on the contractual maturity of the above exposures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	£ 1,329,242	£ 1,119,650
Non-derivative finanial liabilities	(1,275,684)	(1,067,635)
Equity	(66,882)	(65,660)	£ (63,779)	£ (63,866)
One to two years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	36,843	31,230
Non-derivative finanial liabilities	(21,047)	(35,435)
Equity	185,344	173,274
Later than five years and not later than ten years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	74,826	64,278
Non-derivative finanial liabilities	(29,376)	(28,432)
Equity	105,873	100,828
Greater than ten years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	180,428	174,588
Non-derivative finanial liabilities	(20,997)	(21,745)
Equity	(53,558)	£ (52,015)
IBOR reform [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	61,207
Non-derivative finanial liabilities	(16,925)
Equity	(6,631)
Derivative notional contract amount	12,850,082
Standby facilities, credit lines and other commitments	108,980
IBOR reform [member] | One to two years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	14,124
Non-derivative finanial liabilities	(7,885)
Equity	0
Derivative notional contract amount	3,734,327
Standby facilities, credit lines and other commitments	23,399
IBOR reform [member] | Over two years but not more than five years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	26,893
Non-derivative finanial liabilities	(3,889)
Equity	0
Derivative notional contract amount	4,514,594
Standby facilities, credit lines and other commitments	80,560
IBOR reform [member] | Later than five years and not later than ten years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	4,274
Non-derivative finanial liabilities	(4,415)
Equity	0
Derivative notional contract amount	2,904,089
Standby facilities, credit lines and other commitments	2,102
IBOR reform [member] | Greater than ten years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	15,916
Non-derivative finanial liabilities	(736)
Equity	(6,631)
Derivative notional contract amount	1,697,072
Standby facilities, credit lines and other commitments	£ 2,919
GBP | IBOR reform [member]
Disclosure of financial instruments by type of interest rate [line items]
Current Benchmark rate	GBP London Interbank Offered rate (LIBOR)
Non-derivative financial assets	£ 33,861
Non-derivative finanial liabilities	(1,243)
Equity	(3,500)
Derivative notional contract amount	2,734,692
Standby facilities, credit lines and other commitments	18,944
GBP | IBOR reform [member] | One to two years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	4,771
Non-derivative finanial liabilities	(1,055)
Equity	0
Derivative notional contract amount	890,497
Standby facilities, credit lines and other commitments	5,134
GBP | IBOR reform [member] | Over two years but not more than five years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	11,309
Non-derivative finanial liabilities	(116)
Equity	0
Derivative notional contract amount	767,769
Standby facilities, credit lines and other commitments	12,016
GBP | IBOR reform [member] | Later than five years and not later than ten years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	2,409
Non-derivative finanial liabilities	0
Equity	0
Derivative notional contract amount	491,063
Standby facilities, credit lines and other commitments	505
GBP | IBOR reform [member] | Greater than ten years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	15,372
Non-derivative finanial liabilities	(72)
Equity	(3,500)
Derivative notional contract amount	585,363
Standby facilities, credit lines and other commitments	£ 1,289
USD | IBOR reform [member]
Disclosure of financial instruments by type of interest rate [line items]
Current Benchmark rate	USD LIBOR
Non-derivative financial assets	£ 24,930
Non-derivative finanial liabilities	(13,583)
Equity	(3,131)
Derivative notional contract amount	6,654,816
Standby facilities, credit lines and other commitments	74,011
USD | IBOR reform [member] | One to two years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	8,389
Non-derivative finanial liabilities	(5,529)
Equity	0
Derivative notional contract amount	2,020,529
Standby facilities, credit lines and other commitments	15,368
USD | IBOR reform [member] | Over two years but not more than five years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	14,654
Non-derivative finanial liabilities	(3,623)
Equity	0
Derivative notional contract amount	2,572,716
Standby facilities, credit lines and other commitments	56,300
USD | IBOR reform [member] | Later than five years and not later than ten years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	1,715
Non-derivative finanial liabilities	(4,174)
Equity	0
Derivative notional contract amount	1,350,762
Standby facilities, credit lines and other commitments	735
USD | IBOR reform [member] | Greater than ten years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	172
Non-derivative finanial liabilities	(257)
Equity	(3,131)
Derivative notional contract amount	710,809
Standby facilities, credit lines and other commitments	£ 1,608
EUR | IBOR reform [member]
Disclosure of financial instruments by type of interest rate [line items]
Current Benchmark rate	Euro Overnight Index Average (EONIA)
Derivative notional contract amount	£ 1,096,590
EUR | IBOR reform [member] | One to two years [member]
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	397,989
EUR | IBOR reform [member] | Over two years but not more than five years [member]
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	421,460
EUR | IBOR reform [member] | Later than five years and not later than ten years [member]
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	212,185
EUR | IBOR reform [member] | Greater than ten years [member]
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	£ 64,956
JPY | IBOR reform [member]
Disclosure of financial instruments by type of interest rate [line items]
Current Benchmark rate	JPY LIBOR
Non-derivative financial assets	£ 173
Non-derivative finanial liabilities	(1,960)
Derivative notional contract amount	1,940,722
Standby facilities, credit lines and other commitments	0
JPY | IBOR reform [member] | One to two years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	11
Non-derivative finanial liabilities	(1,289)
Derivative notional contract amount	327,669
JPY | IBOR reform [member] | Over two years but not more than five years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	144
Non-derivative finanial liabilities	(145)
Derivative notional contract amount	582,200
JPY | IBOR reform [member] | Later than five years and not later than ten years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	0
Non-derivative finanial liabilities	(241)
Derivative notional contract amount	731,942
JPY | IBOR reform [member] | Greater than ten years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	18
Non-derivative finanial liabilities	(285)
Derivative notional contract amount	£ 298,911
CHF | IBOR reform [member]
Disclosure of financial instruments by type of interest rate [line items]
Current Benchmark rate	CHF LIBOR
Non-derivative financial assets	£ 301
Non-derivative finanial liabilities	0
Derivative notional contract amount	179,305
Standby facilities, credit lines and other commitments	74
CHF | IBOR reform [member] | One to two years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	22
Non-derivative finanial liabilities	0
Derivative notional contract amount	46,868
Standby facilities, credit lines and other commitments	0
CHF | IBOR reform [member] | Over two years but not more than five years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	73
Non-derivative finanial liabilities	0
Derivative notional contract amount	73,792
Standby facilities, credit lines and other commitments	74
CHF | IBOR reform [member] | Later than five years and not later than ten years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	90
Non-derivative finanial liabilities	0
Derivative notional contract amount	46,010
Standby facilities, credit lines and other commitments	0
CHF | IBOR reform [member] | Greater than ten years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	116
Non-derivative finanial liabilities	0
Derivative notional contract amount	12,635
Standby facilities, credit lines and other commitments	£ 0
Other [member] | IBOR reform [member]
Disclosure of financial instruments by type of interest rate [line items]
Current Benchmark rate	All Other IBORs
Non-derivative financial assets	£ 1,942
Non-derivative finanial liabilities	(139)
Derivative notional contract amount	243,957
Standby facilities, credit lines and other commitments	15,951
Other [member] | IBOR reform [member] | One to two years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	931
Non-derivative finanial liabilities	(12)
Derivative notional contract amount	50,775
Standby facilities, credit lines and other commitments	2,897
Other [member] | IBOR reform [member] | Over two years but not more than five years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	713
Non-derivative finanial liabilities	(5)
Derivative notional contract amount	96,657
Standby facilities, credit lines and other commitments	12,170
Other [member] | IBOR reform [member] | Later than five years and not later than ten years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	60
Non-derivative finanial liabilities	0
Derivative notional contract amount	72,127
Standby facilities, credit lines and other commitments	862
Other [member] | IBOR reform [member] | Greater than ten years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	238
Non-derivative finanial liabilities	(122)
Derivative notional contract amount	24,398
Standby facilities, credit lines and other commitments	£ 22